Events after the Balance-Sheet Date	6 Months Ended
Jun. 30, 2024
Events after the Balance-Sheet Date
Events after the Balance-Sheet Date

29.Events after the Balance-Sheet Date

On July 3, 2024, the Company has signed a €37.5 million loan facility agreement with the European Investment Bank (“EIB”). The agreement is backed by the European Commission’s InvestEU program. Nyxoah plans to use the funding for research and development, and for scaling-up its manufacturing capacity to meet demand in Europe and the U.S. The first tranche of € 10 million was received on July 26, 2024.

On July 31, 2024, the Board of Directors, within the framework of the authorized capital, issued 1,000,000 million warrants giving each the right to subscribe to one common share of the Company.